Segment information (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Schedule of segments of the agriculture

	06.30.20
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	17,186	-	-	9,073	26,259
Costs	(14,676)	(25)	-	(7,582)	(22,283)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,613	-	-	10	2,623
Changes in the net realizable value of agricultural products after harvest	657	-	-	-	657
Gross profit / (loss)	5,780	(25)	-	1,501	7,256
Gain from disposal of farmlands	-	838	-	-	838
Net gain from fair value adjustment of investment properties	-	780	-	-	780
General and administrative expenses	(953)	(3)	(177)	(286)	(1,419)
Selling expenses	(1,815)	(1)	-	(794)	(2,610)
Other operating results, net	454	962	-	246	1,662
Management fees	-	-	-	-	-
Profit / (loss) from operations	3,466	2,551	(177)	667	6,507
Share of profit of associates	55	-	-	72	127
Segment profit / (loss)	3,521	2,551	(177)	739	6,634
	-
Investment properties	4,129	-	-	-	4,129
Property, plant and equipment	20,886	179	-	54	21,119
Investments in associates	419	-	-	293	712
Other reportable assets	7,283	331	-	3,496	11,110
Reportable assets	32,717	510	-	3,843	37,070

	06.30.19
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	11,100	-	-	7,961	19,061
Costs	(9,466)	(24)	-	(6,675)	(16,165)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,029	-	-	6	2,035
Changes in the net realizable value of agricultural products after harvest	(43)	-	-	-	(43)
Gross profit / (loss)	3,620	(24)	-	1,292	4,888
Gain from disposal of farmlands	-	665	-	-	665
Net gain from fair value adjustment of investment properties	-	-	-	-	-
General and administrative expenses	(959)	(3)	(274)	(289)	(1,525)
Selling expenses	(1,026)	(1)	-	(690)	(1,717)
Other operating results, net	428	244	-	147	819
Management fees	-	-	-	-	-
(Loss) / Profit from operations	2,063	881	(274)	460	3,130
Share of profit / (loss) of associates	57	-	-	(46)	11
Segment (loss) / profit	2,120	881	(274)	414	3,141

Investment properties	2,634	-	-	-	2,634
Property, plant and equipment	20,219	149	-	767	21,135
Investments in associates	391	-	-	23	414
Other reportable assets	8,472	-	-	1,942	10,414
Reportable assets	31,716	149	-	2,732	34,597

	06.30.18
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	9,096	-	-	6,297	15,393
Costs	(7,388)	(36)	-	(5,672)	(13,096)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,539	-	-	(9)	1,530
Changes in the net realizable value of agricultural products after harvest	532	-	-	-	532
Gross profit / (loss)	3,779	(36)	-	616	4,359
Net gain from fair value adjustment of investment properties	-	216	-	-	216
Loss from disposal of farmlands	-	1,656	-	-	1,656
General and administrative expenses	(878)	(2)	(225)	(276)	(1,381)
Selling expenses	(1,322)	-	-	(431)	(1,753)
Other operating results, net	(20)	1,457	-	104	1,541
Management fees	-	-	-	-	-
Profit / (Loss) from operations	1,559	3,291	(225)	13	4,638
Share of profit / (loss) of associates	39	-	-	(2)	37
Segment profit / (loss)	1,598	3,291	(225)	11	4,675

Investment properties	2,052	-	-	-	2,052
Property, plant and equipment	19,620	131	-	605	20,356
Investments in associates	316	-	-	91	407
Other reportable assets	7,073	-	-	867	7,940
Reportable assets	29,061	131	-	1,563	30,755

Schedule of lines of business of groups operations center

	06.30.20
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter- segment transactions and non- reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	26,259	11,138	81,637	92,775	119,034	(60)	-	3,100	(818)	121,256
Costs	(22,283)	(2,755)	(56,296)	(59,051)	(81,334)	53	-	(3,230)	540	(83,971)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,623	-	-	-	2,623	-	-	-	204	2,827
Changes in the net realizable value of agricultural products after harvest	657	-	-	-	657	-	-	-	-	657
Gross profit / (loss)	7,256	8,383	25,341	33,724	40,980	(7)	-	(130)	(74)	40,769
Gain from disposal of farmlands	838	-	-	-	838	-	-	-	-	838
Net gain / (loss) from fair value adjustment of investment properties	780	33,464	(2,989)	30,475	31,255	(263)	-	-	-	30,992
General and administrative expenses	(1,419)	(2,150)	(8,764)	(10,914)	(12,333)	15	-	-	51	(12,267)
Selling expenses	(2,610)	(1,232)	(12,544)	(13,776)	(16,386)	19	-	-	19	(16,348)
Impairment of associates	-	-	(2,470)	(2,470)	(2,470)	-	-	-	-	(2,470)
Other operating results, net	1,662	(48)	1,127	1,079	2,741	18	-	17	(6)	2,770
Management fees	-	-	-	-	-	-	-	(211)	-	(211)
Profit / (loss) from operations	6,507	38,417	(299)	38,118	44,625	(218)	-	(324)	(10)	44,073
Share of profit of associates and joint ventures	127	7,047	1,299	8,346	8,473	169	-	-	20	8,662
Segment profit / (loss)	6,634	45,464	1,000	46,464	53,098	(49)	-	(324)	10	52,735
							-
Reportable assets	37,070	157,987	451,267	609,254	646,324	(671)	-	-	41,287	686,940
Reportable liabilities	-	-	(403,184)	(403,184)	(403,184)	-	-	-	(161,603)	(564,787)
Net reportable assets	37,070	157,987	48,083	206,070	243,140	(671)	-	-	(120,316)	122,153

	30.10.19
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter- segment transactions and non- reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	19,061	15,056	73,537	88,593	107,654	(93)	-	3,706	(526)	110,741
Costs	(16,165)	(3,201)	(52,426)	(55,627)	(71,792)	67	-	(3,855)	196	(75,384)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,035	-	-	-	2,035	-	-	-	270	2,305
Changes in the net realizable value of agricultural products after harvest	(43)	-	-	-	(43)	-	-	-	-	(43)
Gross profit / (loss)	4,888	11,855	21,111	32,966	37,854	(26)	-	(149)	(60)	37,619
Gain from disposal of farmlands	665	-	-	-	665	-	-	-	-	665
Net gain from fair value adjustment of investment properties	-	(39,477)	892	(38,585)	(38,585)	839	-	-	-	(37,746)
General and administrative expenses	(1,525)	(2,668)	(8,031)	(10,699)	(12,224)	17	-	-	55	(12,152)
Selling expenses	(1,717)	(1,085)	(11,192)	(12,277)	(13,994)	7	-	-	11	(13,976)
Other operating results, net	819	(659)	742	83	902	193	-	17	(11)	1,101
Management fees	-	-	-	-	-	-	-	-	-	-
Profit / (loss) from operations	3,130	(32,034)	3,522	(28,512)	(25,382)	1,030	-	(132)	(5)	(24,489)
Share of profit / (loss) of associates and joint ventures	11	(6,183)	(150)	(6,333)	(6,322)	(1,006)	-	-	-	(7,328)
Segment profit / (loss)	3,141	(38,217)	3,372	(34,845)	(31,704)	24	-	(132)	(5)	(31,817)

Reportable assets	34,597	111,717	535,565	647,282	681,879	(592)	-	-	44,747	726,034
Reportable liabilities	-	-	(461,015)	(461,015)	(461,015)	-	-	-	(137,818)	(598,833)
Net reportable assets	34,597	111,717	74,550	186,267	220,864	(592)	-	-	(93,071)	127,201

	06.30.18
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (iii)	Elimination of inter- segment transactions and non- reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	15,393	13,872	60,057	73,929	89,322	(111)	4,387	(332)	93,266
Costs	(13,096)	(2,822)	(41,935)	(44,757)	(57,853)	69	(4,445)	151	(62,078)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,530	-	-	-	1,530	4	-	140	1,674
Changes in the net realizable value of agricultural products after harvest	532	-	-	-	532	-	-	-	532
Gross profit / (loss)	4,359	11,050	18,122	29,172	33,531	(38)	(58)	(41)	33,394
Net gain from fair value adjustment of investment properties	216	19,809	-	19,809	20,025	(1,054)	-	-	18,971
Loss from disposal of farmlands	1,656	-	-	-	1,656	-	-	-	1,656
General and administrative expenses	(1,381)	(2,335)	(7,233)	(9,568)	(10,949)	40	-	33	(10,876)
Selling expenses	(1,753)	(1,126)	(10,639)	(11,765)	(13,518)	16	-	13	(13,489)
Other operating results, net	1,541	(56)	2,136	2,080	3,621	42	(2)	(4)	3,657
Management fees	-	-	-	-	-	-	(1,456)	-	(1,456)
Profit / (loss) from operations	4,638	27,342	2,386	29,728	34,366	(994)	(1,516)	1	31,857
Share of (loss) / profit of associates and joint ventures	37	(4,227)	(422)	(4,649)	(4,612)	1,160	-	-	(3,452)
Segment profit / (loss)	4,675	23,115	1,964	25,079	29,754	166	(1,516)	1	28,405

Reportable assets	30,755	152,860	563,654	716,514	747,269	592	-	49,183	797,044
Reportable liabilities	-	-	(479,056)	(479,056)	(479,056)	-	-	(141,534)	(620,590)
Net reportable assets	30,755	152,860	84,598	237,458	268,213	592	-	(92,351)	176,454

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)	Includes Ps. (130), Ps. (149) and Ps. (58) corresponding to Expenses and FPC and Ps. 0, Ps. (336) and Ps. (1,456) to management fees, as of June 30, 2020 and 2018, respectively.
(iv)	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 17, Ps. 8,658 and Ps. 5,453, as of June 30, 2020, 2019 and 2018, respectively.

Operation Center in Argentina [Member]
Statement Line Items [Line Items]
Schedule of lines of business of groups operations center

	06.30.20
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,935	2,358	735	2,021	11	-	78	11,138
Costs	(567)	(144)	(690)	(1,244)	(12)	-	(98)	(2,755)
Gross profit / (loss)	5,368	2,214	45	777	(1)	-	(20)	8,383
Net gain from fair value adjustment of investment properties	(2,105)	22,756	12,179	-	-	-	634	33,464
General and administrative expenses	(829)	(220)	(228)	(365)	(110)	(282)	(116)	(2,150)
Selling expenses	(709)	(85)	(197)	(230)	-	-	(11)	(1,232)
Other operating results, net	(38)	(30)	(27)	(20)	-	-	67	(48)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	1,687	24,635	11,772	162	(111)	(282)	554	38,417
Share of profit / (loss) of associates and joint ventures (**)	-	-	-	-	7,377	-	(330)	7,047
Segment profit / (loss)	1,687	24,635	11,772	162	7,266	(282)	224	45,464

Investment and trading properties	49,109	61,284	32,171	-	307	-	1,442	144,313
Property, plant and equipment	225	1,130	-	1,943	-	-	-	3,298
Investment in associates and joint ventures (*)	-	-	532	-	2,004	-	6,738	9,274
Other reportable assets	111	122	753	26	-	-	90	1,102
Reportable assets	49,445	62,536	33,456	1,969	2,311	-	8,270	157,987

	06.30.19
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,541	2,239	1,119	2,953	14	-	190	15,056
Costs	(776)	(153)	(527)	(1,588)	(6)	-	(151)	(3,201)
Gross profit	7,765	2,086	592	1,365	8	-	39	11,855
Net gain from fair value adjustment of investment properties	(40,582)	747	726	-	6	-	(374)	(39,477)
General and administrative expenses	(945)	(206)	(283)	(492)	(110)	(519)	(113)	(2,668)
Selling expenses	(530)	(99)	(119)	(316)	-	-	(21)	(1,085)
Other operating results, net	(109)	(40)	(286)	114	(24)	-	(314)	(659)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	(34,401)	2,488	630	671	(120)	(519)	(783)	(32,034)
Share of profit / (loss) of associates and joint ventures	-	-	(37)	-	(3,679)	-	(2,467)	(6,183)
Segment profit / (loss)	(34,401)	2,488	593	671	(3,799)	(519)	(3,250)	(38,217)

Investment and trading properties	50,104	31,432	27,777	-	90	-	1,062	110,465
Property, plant and equipment	260	136	-	2,024	180	-	-	2,600
Investment in associates and joint ventures	-	-	443	-	(7,222)	-	4,895	(1,884)
Other reportable assets	113	123	184	26	-	-	90	536
Reportable assets	50,477	31,691	28,404	2,050	(6,952)	-	6,047	111,717

	06.30.18
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	9,750	1,332	300	2,446	-	-	44	13,872
Costs	(829)	(124)	(149)	(1,672)	-	-	(48)	(2,822)
Gross profit / (loss)	8,921	1,208	151	774	-	-	(4)	11,050
Net gain from fair value adjustment of investment properties	6,266	5,843	7,338	-	-	-	362	19,809
General and administrative expenses	(854)	(216)	(198)	(487)	(118)	(385)	(77)	(2,335)
Selling expenses	(607)	(143)	(58)	(311)	-	-	(7)	(1,126)
Other operating results, net	(105)	(24)	138	(40)	(58)	-	33	(56)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	13,621	6,668	7,371	(64)	(176)	(385)	307	27,342
Share of profit / (loss) of associates and joint ventures	-	-	4	-	(4,425)	-	194	(4,227)
Segment profit / (loss)	13,621	6,668	7,375	(64)	(4,601)	(385)	501	23,115

Investment and trading properties	89,983	28,142	25,166	-	-	-	1,334	144,625
Property, plant and equipment	213	120	-	2,135	198	-	-	2,666
Investment in associates and joint ventures	-	-	447	-	(3,869)	-	8,251	4,829
Other reportable assets	129	122	189	27	-	-	273	740
Reportable assets	90,325	28,384	25,802	2,162	(3,671)	-	9,858	152,860

Operation Center In Israel [Member]
Statement Line Items [Line Items]
Schedule of lines of business of groups operations center

	06.30.20
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	12,954	-	64,838	-	-	3,845	81,637
Costs	(6,787)	-	(47,231)	-	-	(2,278)	(56,296)
Gross profit	6,167	-	17,607	-	-	1,567	25,341
Net gain from fair value adjustment of investment properties	(2,989)	-	-	-	-	-	(2,989)
General and administrative expenses	(812)	-	(5,519)	-	(1,071)	(1,362)	(8,764)
Selling expenses	(223)	-	(11,887)	-	-	(434)	(12,544)
Impairment of associates	(2,470)	-	-	-	-	-	(2,470)
Other operating results, net	(296)	-	501	-	(48)	970	1,127
Profit / (Loss) from operations	(623)	-	702	-	(1,119)	741	(299)
Share of profit/ (loss) of associates and joint ventures	1,495	1,063	(265)	-	-	(994)	1,299
Segment profit / (loss)	872	1,063	437	-	(1,119)	(253)	1,000

Reportable assets	152,941	28,090	140,025	3,377	17,911	108,923	451,267
Reportable liabilities	(146,331)	-	(106,076)	-	(111,649)	(39,128)	(403,184)
Net reportable assets	6,610	28,090	33,949	3,377	(93,738)	69,795	48,083

	06.30.19
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	14,392	-	57,506	-	-	1,639	73,537
Costs	(9,121)	-	(42,424)	-	-	(881)	(52,426)
Gross profit	5,271	-	15,082	-	-	758	21,111
Net gain from fair value adjustment of investment properties	892	-	-	-	-	-	892
General and administrative expenses	(707)	-	(4,779)	-	(1,058)	(1,487)	(8,031)
Selling expenses	(197)	-	(10,562)	-	-	(433)	(11,192)
Other operating results, net	-	-	397	-	-	345	742
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	5,259	-	138	-	(1,058)	(817)	3,522
Share of profit / (loss) of associates and joint ventures	37	717	-	-	-	(904)	(150)
Segment profit / (loss)	5,296	717	138	-	(1,058)	(1,721)	3,372

Reportable assets	303,425	23,013	109,380	22,638	41,536	35,573	535,565
Reportable liabilities	(235,553)	-	(84,800)	-	(126,585)	(14,077)	(461,015)
Net reportable assets	67,872	23,013	24,580	22,638	(85,049)	21,496	74,550

	06.30.18
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	9,497	-	49,066	-	-	1,494	60,057
Costs	(5,957)	-	(35,189)	-	-	(789)	(41,935)
Gross profit	3,540	-	13,877	-	-	705	18,122
Net gain from fair value adjustment of investment properties	-	-	-	-	-	-	-
General and administrative expenses	(578)	-	(4,594)	-	(854)	(1,207)	(7,233)
Selling expenses	(200)	-	(10,059)	-	-	(380)	(10,639)
Other operating results, net	256	-	772	-	1,141	(33)	2,136
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	3,018	-	(4)	-	287	(915)	2,386
Share of profit / (loss) of associates and joint ventures	158	-	-	-	-	(580)	(422)
Segment profit / (loss)	3,176	-	(4)	-	287	(1,495)	1,964

Reportable assets	298,031	29,579	110,723	27,247	47,432	50,642	563,654
Reportable liabilities	(231,693)	-	(86,280)	-	(155,567)	(5,516)	(479,056)
Net reportable assets	66,338	29,579	24,443	27,247	(108,135)	45,126	84,598